Document and Entity Information	Dec. 07, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2022
Document Effective Date	Dec. 07, 2022
Prospectus Date	Aug. 26, 2022
INVESCO Energy Fund | Class A
Prospectus:
Trading Symbol	IENAX
INVESCO Energy Fund | Class C
Prospectus:
Trading Symbol	IEFCX
INVESCO Energy Fund | Investor Class
Prospectus:
Trading Symbol	FSTEX
INVESCO Energy Fund | CLASS R5
Prospectus:
Trading Symbol	IENIX
INVESCO Energy Fund | Class Y
Prospectus:
Trading Symbol	IENYX